Consolidated Statement of Income ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨) ₨ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 INR (₨) ₨ / shares shares	Mar. 31, 2021 INR (₨) ₨ / shares shares
Profit or loss [abstract]
Revenues	₨ 904,876	$ 11,011	₨ 790,934	₨ 619,430
Cost of revenues	(645,446)	(7,853)	(555,872)	(423,205)
Gross profit	259,430	3,158	235,062	196,225
Selling and marketing expenses	(65,157)	(793)	(54,935)	(41,400)
General and administrative expenses	(59,139)	(720)	(46,382)	(34,686)
Foreign exchange gains/(losses), net	4,472	54	4,355	2,995
Other operating income/(loss), net	0	0	2,186	(81)
Results from operating activities	139,606	1,699	140,286	123,053
Finance expenses	(10,077)	(123)	(5,325)	(5,088)
Finance and other income	18,185	222	16,257	20,912
Share of net profit /(loss) of associates accounted for using the equity method	(57)	(1)	57	130
Profit before tax	147,657	1,797	151,275	139,007
Income tax expense	(33,992)	(414)	(28,946)	(30,345)
Profit for the year	113,665	1,383	122,329	108,662
Profit attributable to:
Equity holders of the Company	113,500	1,381	122,191	107,946
Non-controlling interests	165	2	138	716
Profit for the year	₨ 113,665	$ 1,383	₨ 122,329	₨ 108,662
Earnings per equity share: Attributable to equity holders of the Company
Basic | (per share)	₨ 20.73	$ 0.25	₨ 22.35	₨ 19.11
Diluted | (per share)	₨ 20.68	$ 0.25	₨ 22.29	₨ 19.07
Weighted average number of equity shares used in computing earnings per equity share
Basic	5,477,466,573	5,477,466,573	5,466,705,840	5,649,265,885
Diluted	5,488,991,175	5,488,991,175	5,482,083,438	5,661,657,822